Long-Term Debt - Credit Agreement (Details) $ in Thousands		12 Months Ended
	May 24, 2018	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Long-Term Debt
Face amount		$ 2,701,031	$ 3,017,843
LONG-TERM DEBT, debt issuance costs		20,645	33,458
Book value		2,680,386	2,984,385
Revolving Credit Facility
Long-Term Debt
Maximum borrowing capacity		1,765,000
Increased borrowing capacity with the exercise of accordion feature		300,000
Line of credit facility borrowing capacity allocated from one facility to another		$ 100,000
Credit agreement dividend restrictions		The amendment modified our financial covenants. In addition, it also restricts us from increasing our distribution rate over the amount paid in the preceding quarter if our leverage ratio is greater than 4.25 to 1.
Credit agreement consolidated EBITDA definition		The amendment, among other things, amended the defined term “Consolidated EBITDA” to include the “Accrued Blenders Tax Credits” (as defined in the Credit Agreement) solely for the two quarters ended December 31, 2017 and March 31, 2018.
Credit agreement change to guarantors		In the amendment, the lenders consented to, subject to the consummation of the initial Sawtooth disposition, release each Sawtooth entity from its guaranty and other obligations under the loan documents. In return, the Partnership agreed to use the net proceeds of each Sawtooth disposition to pay down existing indebtedness no later than five business days after the consummation of such Sawtooth disposition.
Interest coverage ratio modification	modify our interest coverage ratio financial covenant for periods beginning March 31, 2018 and thereafter and
Credit agreement total leverage indebtedness ratio	to add a total leverage indebtedness ratio covenant, to be measured beginning March 31, 2019.
Credit agreement reduction	Additionally, the amendment specifies that, should our leverage ratio be greater than 4.00 to 1 with respect to the quarter ended September 30, 2018, commitments under our Expansion Capital Facility will be decreased, immediately and permanently by $100.0 million.
Financial Covenants in Credit Agreement
Debt instrument, actual leverage ratio		4.41
Debt instrument, actual senior secured leverage ratio		0.02
Debt instrument, actual interest coverage ratio		2.51
Revolving Credit Facility | Minimum
Long-Term Debt
Commitment fees charged on unused capacity		0.375%
Financial Covenants in Credit Agreement
Debt instrument, covenant interest coverage ratio March 31, 2018 to December 31, 2018		2.50
Debt instrument, covenant interest coverage ratio December 31, 2018 to March 31, 2019		2.75
Debt instrument, covenant interest coverage ratio March 31, 2019 to October 5, 2021		2.75
Revolving Credit Facility | Maximum
Long-Term Debt
Commitment fees charged on unused capacity		0.50%
Financial Covenants in Credit Agreement
Debt instrument, covenant leverage ratio March 31, 2018 to March 31, 2019		4.75
Debt instrument, covenant leverage ratio March 31, 2019 to October 5, 2021		4.50
Debt instrument, covenant senior secured leverage ratio March 31, 2018 to October 5, 2021		3.25
Debt instrument, total leverage indebtedness ratio March 31, 2019 to October 5, 2021		6.50
Revolving Credit Facility | Alternate base rate | Minimum
Long-Term Debt
Interest rate margin added to variable rate base		0.50%
Revolving Credit Facility | Alternate base rate | Maximum
Long-Term Debt
Interest rate margin added to variable rate base		2.00%
Revolving Credit Facility | LIBOR option
Long-Term Debt
Interest rate margin added to variable rate base		3.00%
Reference rate		1.84%
Revolving Credit Facility | LIBOR option | Minimum
Long-Term Debt
Interest rate margin added to variable rate base		1.50%
Revolving Credit Facility | LIBOR option | Maximum
Long-Term Debt
Interest rate margin added to variable rate base		3.00%
Revolving Credit Facility | Prime rate
Long-Term Debt
Interest rate margin added to variable rate base		2.00%
Reference rate		4.75%
Revolving Credit Facility
Long-Term Debt
Interest rate		4.99%
Working Capital Facility | Revolving Credit Facility
Long-Term Debt
Face amount		$ 969,500	814,500
LONG-TERM DEBT, debt issuance costs		0	0
Book value		969,500	814,500
Maximum borrowing capacity		1,200,000
Working Capital Facility | Letters of credit
Long-Term Debt
Outstanding letters of credit		175,700
Expansion Capital Facility | Revolving Credit Facility
Long-Term Debt
Face amount		0	0
LONG-TERM DEBT, debt issuance costs		0	0
Book value		0	$ 0
Maximum borrowing capacity		$ 565,000
Letters of credit | Revolving Credit Facility
Long-Term Debt
Fixed interest rate		3.00%